ORGANIZATION AND CAPITAL MANAGEMENT - Summary of the Corporation's capital (Details) - USD ($) $ in Millions	Dec. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Management Commentary Explanatory [Line Items]
Financial assets		$ 69,529	$ 68,200
Other financial assets		32,519	30,033
Common Equity in Managed Investments		0	0
Corporation's Capital		431,618	425,806
Equity		166,636	166,194	$ 161,645
Non-controlling interest - preferred equity		230	230
Financial liabilities		312,264	310,677
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		14,711	14,301
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity		120,065	118,308	115,049
Non-controlling interest - preferred equity		120,065	118,308
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	$ 42,483	42,483	43,796	42,493
Common shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity				$ 4,103
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,088	4,090
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets		2,631	2,114
Common Equity in Managed Investments		58,522	58,951
Other Assets and Liabilities		(401)	891
Corporation's Capital		61,512	62,417
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		14,711	14,301
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity		42,483	43,796
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,088
The Corporation | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity		$ 230	$ 230